Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Breakdown of Group's Non-current Assets by Geographical Location
The following table shows the breakdown of the Group’s non-current assets (i.e., intangible assets, property, plant and equipment and long-term prepaid expenses) by geographical location as of:

	June 30, 2023	December 31, 2022
Non-current assets
Netherlands	81,640	83,172
USA	194	278

Total	81,834	83,450

The following table shows the breakdown of the Group’s non-current assets (i.e., intangible assets, property, plant and equipment and long-term prepaid expenses) by geographical location as of December 31:

	2022	2021
Non-current assets
Netherlands	83,172	12
USA	278	178

Total	83,450	190